Events after reporting period	12 Months Ended
Dec. 31, 2024
Events After Reporting Period [Abstract]
Events after reporting period	Events after the reporting period
The fourth installment of the 2024 declared dividends, paid on January 15, 2025, amounted to approximately $0.0187 per share, resulting in a total dividend distribution of $16,171,622.

The 3,978,481 shares granted for the year ended December 31, 2024, will be deposited in the Trust during the first quarter of 2025.

On January 31, 2025, the Entity purchased a land reserve located in Ciudad Juarez, comprising approximately 4,237,622.00 square feet, for approximately $27,437,230.